6. Costs and expenses by nature (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Cost of sale [member]
Statement Line Items [Line Items]
Raw material, products for resale, materials and third-party services	[1]	$ (2,541)	$ (4,347)	$ (6,979)	$ (10,182)
Depreciation, depletion and amortization		(2,077)	(3,015)	(4,972)	(6,155)
Production taxes		(961)	(2,605)	(2,807)	(5,003)
Employee compensation		(485)	(833)	(1,185)	(1,673)
Total		(6,064)	(10,800)	(15,943)	(23,013)
Selling expenses [member]
Statement Line Items [Line Items]
Raw material, products for resale, materials and third-party services		(1,057)	(740)	(2,212)	(1,426)
Depreciation, depletion and amortization		(128)	(142)	(251)	(278)
Allowance for expected credit losses		(21)	2	(30)	(27)
Employee compensation		(40)	(55)	(88)	(107)
Total		(1,246)	(935)	(2,581)	(1,838)
General and administrative expenses [member]
Statement Line Items [Line Items]
Raw material, products for resale, materials and third-party services		(42)	(140)	(136)	(279)
Depreciation, depletion and amortization		(23)	(47)	(52)	(89)
Employee compensation		(226)	(372)	(514)	(755)
Total		$ (291)	$ (559)	$ (702)	$ (1,123)

[1]	It Includes short-term leases and inventory turnover.